Taxation - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxation
Income tax (expenses)/benefits at PRC statutory income tax rate-25%	¥ (147,021)		¥ 1,967	¥ (21,767)
Permanent differences	117,584		(31,403)	(3,899)
Tax rate difference from tax holiday and statutory rate in other jurisdictions, tax refund and others	5,139		7,059	3,413
Change in valuation allowance	23,393		4,302	1,288
Income tax benefits	¥ (905)	$ (124)	¥ (18,075)	¥ (20,965)